Schedule of Reconciliation Between the Statutory Tax Rate to the Effective Tax Rate (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (991,203)	$ (1,307,693)	$ 1,987,887
Singapore income tax rate	(17.00%)	(17.00%)	17.00%
Non-deductible expenses	0.60%	0.60%	0.50%
Income not subject to tax	(0.90%)	(0.90%)	(0.30%)
Effect on different tax rate in different countries	14.30%	14.30%	0.00%
Under provision of current taxation in respect of prior year	3.50%	3.50%	(16.60%)
Other	(0.50%)	(0.50%)	(0.60%)
Effective tax rate	0.00%	0.00%	0.00%